Warrants (Details 1) - shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Outstanding, Beginning	21,923,624	23,740,290
Issued	0	0
Expired	(763,310)	(199,999)
Exercised	0	(1,616,667)
Outstanding, ending	21,160,314	21,923,624
2018 Firm Warrants
Outstanding, Beginning	20,000,000	20,000,000
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	20,000,000	20,000,000
October 2018 Placement Agent Warrants
Outstanding, Beginning	1,160,314	1,160,314
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	1,160,314	1,160,314
June 2016 Warrants
Outstanding, Beginning	277,478	277,478
Issued	0	0
Expired	(277,478)	0
Exercised	0	0
Outstanding, ending	0	277,478
October 2017 Warrants
Outstanding, Beginning	0	181,818
Issued		0
Expired		(181,818)
Exercised		0
Outstanding, ending		0
October 2017 Placement Agent Warrants
Outstanding, Beginning	0	18,181
Issued		0
Expired		(18,181)
Exercised		0
Outstanding, ending		0
March 2018 Warrants
Outstanding, Beginning	441,666	441,666
Issued	0	0
Expired	(441,666)	0
Exercised	0	0
Outstanding, ending	0	441,666
March 2018 Placement Agent Warrants
Outstanding, Beginning	44,166	44,166
Issued	0	0
Expired	(44,166)	0
Exercised	0	0
Outstanding, ending	0	44,166
2018 Pre-Funded Warrants
Outstanding, Beginning	0	1,616,667
Issued		0
Expired		0
Exercised		(1,616,667)
Outstanding, ending		0